MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	1,839	$878,582

Agricultural & Farm Machinery - 2.0%
Toro Co.	25,823	1,763,195

Air Freight & Logistics - 3.0%
FedEx Corp.	4,222	888,013
United Parcel Service, Inc. - Class B	18,530	1,765,909
		2,653,922

Asset Management & Custody Banks - 2.0%
T Rowe Price Group, Inc.	20,028	1,773,479

Automobile Manufacturers - 1.0%
Thor Industries, Inc.	12,138	879,034

Automotive Parts & Equipment - 2.0%
Gentex Corp.	40,321	878,192
LCI Industries	11,342	874,241
		1,752,433

Biotechnology - 1.0%
Amgen, Inc.	3,026	880,324

Broadcasting - 1.0%
Nexstar Media Group, Inc.	5,876	879,402

Building Products - 2.0%
A.O. Smith Corp.	25,888	1,756,760

Cable & Satellite - 2.0%
Comcast Corp. - Class A	51,753	1,769,953

Cargo Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc.	22,665	887,788

Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	15,401	876,779

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Commodity Chemicals - 1.0%
Cabot Corp.	11,223	$881,455

Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	26,528	1,769,152

Construction Machinery & Heavy Transportation Equipment - 2.0%
Oshkosh Corp.	20,824	1,744,218

Consumer Staples Merchandise Retail - 2.0%
Target Corp.	18,189	1,758,876

Distillers & Vintners - 3.0%
Brown-Forman Corp. - Class B	50,404	1,756,076
Constellation Brands, Inc. - Class A	4,671	875,999
		2,632,075

Distributors - 1.0%
Genuine Parts Co.	7,477	878,921

Diversified Financial Services - 2.0%
Voya Financial, Inc.	29,906	1,770,435

Electric Utilities - 2.0%
NextEra Energy, Inc.	26,404	1,765,900

Electrical Components & Equipment - 1.0%
Rockwell Automation, Inc.	3,572	884,713

Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	11,226	879,782

Food Distributors - 1.0%
Sysco Corp.	12,293	877,720

Footwear - 2.0%
NIKE, Inc. - Class B	31,363	1,768,873

Home Improvement Retail - 1.0%
Home Depot, Inc.	2,450	883,201

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Homebuilding - 2.0%
Lennar Corp. - Class A	16,275	$1,767,628

Household Products - 4.0%
Clorox Co.	12,330	1,754,559
Kimberly-Clark Corp.	6,653	876,733
Procter & Gamble Co.	5,404	878,528
		3,509,820

Human Resource & Employment Services - 7.0%
Automatic Data Processing, Inc.	5,822	1,750,093
Insperity, Inc.	27,124	1,763,331
Korn Ferry	14,214	877,004
Robert Half, Inc.	39,875	1,766,463
		6,156,891

Industrial Machinery & Supplies & Components - 2.0%
Illinois Tool Works, Inc.	3,683	883,589
Snap-on, Inc.	2,840	891,220
		1,774,809

Integrated Oil & Gas - 1.0%
Chevron Corp.	6,456	878,403

IT Consulting & Other Services - 2.0%
Accenture PLC - Class A	5,888	1,761,395

Life & Health Insurance - 1.0%
Principal Financial Group, Inc.	11,887	881,421

Managed Health Care - 2.0%
UnitedHealth Group, Inc.	4,266	1,755,203

Movies & Entertainment - 1.0%
Warner Music Group Corp. - Class A	28,851	878,513

Oil & Gas Exploration & Production - 4.9%
California Resources Corp.	25,319	873,759
Chord Energy Corp.	9,717	876,765
Civitas Resources, Inc.	31,990	871,727
Matador Resources Co.	22,213	878,302
Northern Oil & Gas, Inc.	36,494	886,804
		4,387,357

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Other Specialty Retail - 4.0%
Dick's Sporting Goods, Inc.	9,430	$1,770,388
Tractor Supply Co.	34,816	1,762,386
		3,532,774

Packaged Foods & Meats - 7.9%
Flowers Foods, Inc.	99,320	1,747,039
General Mills, Inc.	30,766	1,745,663
Hershey Co.	10,485	1,752,987
Lamb Weston Holdings, Inc.	33,242	1,755,510
		7,001,199

Paper & Plastic Packaging Products & Materials - 2.0%
Avery Dennison Corp.	10,257	1,755,075

Paper Products - 1.0%
Sylvamo Corp.	14,734	878,441

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	34,924	1,753,185
Johnson & Johnson	5,618	878,149
Merck & Co., Inc.	20,638	1,758,358
		4,389,692

Property & Casualty Insurance - 2.0%
American Financial Group, Inc.	13,893	1,759,687

Rail Transportation - 2.0%
CSX Corp.	62,797	1,762,712

Semiconductors - 4.0%
QUALCOMM, Inc.	5,970	886,306
Skyworks Solutions, Inc.	13,963	897,542
Texas Instruments, Inc.	11,087	1,774,474
		3,558,322

Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	12,904	1,749,524

Specialty Chemicals - 3.0%
Eastman Chemical Co.	11,445	881,265

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Specialty Chemicals - 3.0% (Continued)
PPG Industries, Inc.	16,150	$1,758,089
		2,639,354
TOTAL COMMON STOCKS (Cost $98,699,006)		88,025,192

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (a)	177,295	177,295
TOTAL SHORT-TERM INVESTMENTS (Cost $177,295)		177,295

TOTAL INVESTMENTS - 100.0% (Cost $98,876,301)		$88,202,487
Other Assets in Excess of Liabilities - 0.0% (b)		14,334
TOTAL NET ASSETS - 100.0%		$88,216,821

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

MarketDesk Focused U.S. Dividend ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$88,025,192	$—	$—	$88,025,192
Money Market Funds	177,295	—	—	177,295
Total Investments	$88,202,487	$—	$—	$88,202,487

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.